Note 9 - Stock-based Compensation - Share-based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based compensation expense	$ 75,000	$ 42,000	$ 1,024,000		$ 557,000	$ 70,000
Research and Development Expense [Member]
Share-based compensation expense			178,000
General and Administrative Expense [Member]
Share-based compensation expense			$ 846,000